Right-of-use assets and lease liabilities - Additional information (Detail) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019
Disclosure Of Right Of Use Assets And Lease Liabilities [Abstract]
Short term lease expenses	$ 1.9	$ 1.9
Low value of leases recognized operating expenses	$ 3.3	$ 1.4